ACCOUNTS RECEIVABLE - Schedule of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS RECEIVABLE
Accounts receivable	$ 913	$ 5,219
Allowance of doubtful accounts	(264)	(2,635)
Accounts receivable, net	$ 649	$ 2,584